Document and Entity Information	Aug. 18, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 18, 2026
Entity Registrant Name	LYNTRIS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-43450
Entity Tax Identification Number	42-1904710
Entity Address Address Line 1	3130 Fairview Park Dr.
Entity Address Address Line 2	Suite 230
Entity Address City Or Town	Falls Church
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22042
City Area Code	571
Local Phone Number	463-5550
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	LYNX
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002132582
Current Fiscal Year End Date	--12-31